ATTORNEYS AT LAW

250 PARK AVENUE

NEW YORK, NEW YORK 10177-1211

212.351.4500

FAX: 212.661.0989

WWW.EBGLAW.COM

SCOTT DUBOWSKY

TEL: 212.351.4816

FAX: 212.878.8616

SDUBOWSKY@EBGLAW.COM

April 20, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	AtriCure, Inc.

Ladies and Gentlemen:

On behalf of AtriCure, Inc. (the “Company”), attached please find the registration statement of the Company on Form S-1 (the “Registration Statement”) relating to the proposed initial public offering of the Company’s common stock.

Please do not hesitate to contact the undersigned at (212) 351-4816, or Theodore L. Polin at (212) 351-4522, with any questions or comments regarding the Company’s Registration Statement.

Very truly yours,

/s/ Scott M. Dubowsky

Scott M. Dubowsky

SMD:snb

Enclosures

cc:	David J. Drachman, President & CEO, AtriCure, Inc.

Theodore L. Polin, Esq., Epstein Becker & Green, P.C.

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